LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES - Schedule of Information on Liability for Unpaid Claims (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Policy and contract claims, beginning	$ 7,659	$ 7,288
Less: Unpaid claims balance, beginning – long-duration	219	198
Gross unpaid claims balance, beginning – short-duration	7,440	7,090
Less: Reinsurance recoverables, beginning	3,083	3,045
Less: Foreign currency translation	1	2	$ 1	$ 4
Net balance, beginning – short-duration	4,356	4,041
Add: incurred related to
Current accident year	896	1,177
Prior accident years	20	34
Total incurred claims	916	1,211
Less: paid claims related to
Current accident year	296	306
Prior accident years	655	776
Total paid claims	951	1,082
Net unpaid claims balance, ending – short-duration	4,321	4,170
Add: Reinsurance recoverables, ending	2,945	3,026
Gross unpaid claims balance, ending – short-duration	7,267	7,198
Add: Unpaid claims balance, ending – long-duration	253	199
Policy and contract claims, ending	$ 7,520	$ 7,397